TRADE ACCOUNTS RECEIVABLE - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 1,732	€ 1,860
Trade accounts receivable, gross
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	1,746	1,874
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 14	€ 14